Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Deposits [Abstract]
2027	¥ 1,538,991
2028	157,040
2029	75,999
2030	176,685
2031	321,836
Thereafter	45,269
Total	¥ 2,315,820	¥ 2,073,007